Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies
Basis of preparation

1.3.       Basis of preparation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”), and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) that apply to interim condensed financial statements.

Accordingly, they do not include all of the information and footnotes normally included in consolidated financial statements prepared in conformity with U.S. GAAP. They should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s 2025 Annual Report on Form 20-F, filed with the SEC on March 6, 2026. The condensed consolidated balance sheet as of December 31, 2025 has been derived from the audited financial statements at that date but does not include all of the footnotes required by U.S. GAAP for complete financial statements.

The accompanying interim condensed consolidated financial statements are unaudited and include all adjustments (consisting of normal recurring adjustments) that management considers necessary for a fair presentation of its condensed consolidated financial position and results of operations for the interim periods presented. All intercompany balances and transactions have been eliminated on consolidation.

The results of operations for the interim periods are not necessarily indicative of the results that may be expected for the entire year.

Summary of significant accounting policies

1.4.    Significant accounting policies

There have been no changes in the Company’s significant accounting policies during the six months ended June 30, 2026 as compared to the significant accounting policies described in the Company’s audited consolidated financial statements for the year ended December 31, 2025. The accounting policies used in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those applied in the audited financial statements for the year ended December 31, 2025.